CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (2,866)	$ (1,118)	$ (5,750)	$ (1,598)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	59	6	173	19
Stock-based compensation expense	181	119	595	179
Forgiveness of PPP loan			(781)	0
Changes in operating assets and liabilities:
Accounts receivable	400	(110)	(1,903)	(323)
Related party receivable	0	77	77	(43)
Prepaid expenses and other current assets	(453)	(84)	(720)	(80)
Contract assets	61	(8)	(98)	(107)
Deposits and other assets			(20)	(22)
Accounts payable and other liabilities	67	(27)	704	721
Increase (Decrease) in Interest Payable, Net	89	0
Related party payable	28	(56)	(51)	11
Contract liabilities	35	50	(110)	237
Net cash used in operating activities	(2,399)	(1,151)	(7,884)	(1,006)
Cash flows from investing activities:
Business combination, net of cash acquired	0	(122)	(122)	0
Purchases of property and equipment	(73)	(42)	(252)	(195)
Net cash used in investing activities	(73)	(164)	(374)	(195)
Cash flows from financing activities:
Proceeds from PPP loan			0	781
Proceeds from issuance of common stock			0	11,500
Notes payable - 15% convertible promissory note	7,000	0
Repurchase of common stock			0	(3,268)
Proceeds from exercise of stock options, net	6	0	38	12
Net cash provided by financing activities	7,006	0	38	9,025
Net (decrease) increase in cash and cash equivalents	4,534	(1,315)	(8,220)	7,824
Cash and cash equivalents at beginning of year	2,227	10,447	10,447	2,623
Cash and cash equivalents at end of year	6,761	9,132	2,227	10,447
Supplemental disclosure of non-cash financing activities
Issue of common stock for business combination	0	50	50	0
Indemnity holdback for business combination	$ 0	$ 23	$ 23	$ 0